Subsidiaries (Details) - Schedule of assets acquired and liabilities assumed at the date of acquisition $ in Thousands	Dec. 31, 2021 USD ($)
DeepCube Ltd [Member]
Subsidiaries (Details) - Schedule of assets acquired and liabilities assumed at the date of acquisition [Line Items]
Cash and cash equivalents	$ 2,691
Restricted cash	105
Other current assets	218
Property and equipment, net	701
Right of use asset	948
Technology	21,680
Goodwill	43,989
Trade accounts payable	(94)
Employees and related	(373)
Other current liabilities	(30)
Deferred taxes	(2,193)
Lease liability	(948)
Total identifiable net assets acquired	66,694
NanoFabrica Ltd [Member]
Subsidiaries (Details) - Schedule of assets acquired and liabilities assumed at the date of acquisition [Line Items]
Cash and cash equivalents	2,218
Deferred taxes	1,123
Restricted cash	44
Prepaid expenses and other receivables	102
Inventory	130
Property and equipment, net	654
Backlog	190
Technology	14,211
Goodwill	33,029
Trade payable	(195)
Other accounts payable and accrued expenses	(694)
Deferred taxes	(1,669)
Long term liabilities	(895)
Total identifiable net assets acquired	47,125
ESSEMTEC AG [Member]
Subsidiaries (Details) - Schedule of assets acquired and liabilities assumed at the date of acquisition [Line Items]
Cash and cash equivalents	3,221
Trade receivables	2,270
Other short-term receivables	661
Inventories	10,172
Deferred taxes	994
Property, plant and equipment	1,358
Right of use asset	47
Customer relationships	1,579
Technology	4,096
Trademark	1,085
Goodwill	12,225
Trade payable	(1,454)
Other current liabilities	(4,371)
Deferred taxes	(1,374)
Long term liabilities	(6,518)
Shareholder’s loan	(2,681)
Lease liability	(47)
Total identifiable net assets acquired	$ 21,263